Amplify Stablecoin Technology Leaders ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 74.4%	Shares		Value
Financials - 62.6% (a)
Bakkt, Inc. (b)(c)	3,357		$ 26,218
Bitgo Holdings, Inc. - Class A (b)	2,853		14,778
Block, Inc. (b)	1,305		99,180
Coinbase Global, Inc. - Class A (b)	567		82,890
Dlocal Ltd.	3,996		51,928
Etoro Group Ltd. - Class A (b)	1,836		72,467
Figure Technology Solutions, Inc. - Class A (b)	2,656		81,566
Flywire Corp. (b)	3,366		59,141
Galaxy Digital, Inc. - Class A (b)	2,871		78,493
Gemini Space Station, Inc. - Class A (b)	4,491		19,132
GMO Payment Gateway, Inc.	600		34,259
Marqeta, Inc. - Class A (b)	6,732		27,332
Mastercard, Inc. - Class A	165		84,744
OBOOK Holdings, Inc. (b)	45		254
OSL Group Ltd. (b)	6,000		8,822
PayPal Holdings, Inc.	2,133		92,103
Shift4 Payments, Inc. - Class A (b)	2,430		118,195
SoFi Technologies, Inc. (b)	5,454		97,790
Visa, Inc. - Class A	246		84,400
			1,133,692

Information Technology - 11.8%
Circle Internet Group, Inc. (b)	1,098		68,768
Exodus Movement, Inc. - Class A (b)(c)	162		837
GPGI, Inc. (c)	7,515		119,113
KONA I Co. Ltd.	324		9,547
Opera Ltd. - ADR	765		15,170
			213,435
TOTAL COMMON STOCKS (Cost $1,368,179)			1,347,127

EXCHANGE TRADED FUNDS - 22.4%	Shares		Value
Bitwise Solana Staking ETF (b)	12,285		122,973
Bitwise XRP ETF (b)	8,586		100,113
Grayscale Chainlink Trust ETF (b)	12,686		81,190
iShares Ethereum Trust ETF (b)	8,586		102,087
TOTAL EXCHANGE TRADED FUNDS (Cost $529,854)			406,363

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.7%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	139,067		139,067
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $139,067)			139,067

MONEY MARKET FUNDS - 2.5%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (d)	45,555		45,555
TOTAL MONEY MARKET FUNDS (Cost $45,555)			45,555

TOTAL INVESTMENTS - 107.0% (Cost $2,082,655)			1,938,112
Liabilities in Excess of Other Assets - (7.0)%		(0.07014)	(127,032)
TOTAL NET ASSETS - 100.0%			$ 1,811,080

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $136,161.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Stablecoin Technology Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,347,127	$ –	$ –	$ 1,347,127
Exchange Traded Funds	406,363	–	–	406,363
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	139,067
Money Market Funds	45,555	–	–	45,555
Total Investments	$ 1,799,045	$ –	$ –	$ 1,938,112

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Consolidated Schedule of Investments.